Leases - Sales-type and Direct Financing Leases, Lease Receivable Maturity (Details) $ in Millions	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 793
2025	579
2026	360
2027	198
2028	79
Thereafter	26
Total undiscounted lease receivables	2,035
Difference between undiscounted cash flows and discounted cash flows	255
Lease receivables, at present value	$ 1,780